SUBSEQUENT EVENTS (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) MW shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repurchase of Limited Partnership and Preference Shares		$ 43.0	$ 252.0	$ 153.0
LP Units
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares) | shares	496,254	441,363	0
Repurchase of Limited Partnership and Preference Shares	$ 12.0
47 MW Distribution Generation Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Economic interest held	20.00%
Investment in equity-accounted investments	$ 17.0
Operating and under construction assets, power capacity | MW	93
47 MW Distribution Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments	$ 86.0
60 MW Distribution Generation Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Economic interest held	25.00%
Investment in equity-accounted investments	$ 11.0
Operating and under construction assets, power capacity | MW	60
60 MW Distribution Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments	$ 39.0
Medium term notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate		4.30%	4.10%
Series 17 | Medium term notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 400.0
Borrowings, interest rate	5.32%